Related Party Transactions - Transactions with CMCC Group (Detail) - China Mobile Communications Corporation [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term bank deposits received	¥ 10,873	¥ 8,611	¥ 5,552
Short-term bank deposits repaid	8,611	5,552	7,274
Interest expenses	142	21	7
Telecommunications [member]
Disclosure of transactions between related parties [line items]
Services revenue	71	47	159
Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Services revenue	226	188	197
Services charges	1,009	999	976
Network assets [member]
Disclosure of transactions between related parties [line items]
Leasing charges	2,308	2,494	2,738
Network capacity [member]
Disclosure of transactions between related parties [line items]
Leasing charges	¥ 402	¥ 1,047	¥ 2,696